Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000004015
Average Annual Return [Line Items]
Average Annual Return, Percent	12.13%		(1.96%)		1.70%
Without Sales Load [Member] | C000159129
Average Annual Return [Line Items]
Average Annual Return, Percent	12.45%		(1.79%)	3.98%
Without Sales Load [Member] | C000219337
Average Annual Return [Line Items]
Average Annual Return, Percent	13.53%	4.03%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%		3.93%		3.43%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%		3.93%	5.96%
MSCI Emerging Markets Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%	9.29%